Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The HRC Committee generally approves the target value of annual equity awards for the Company’s executive officers, including each of the NEOs, in November at the beginning of each fiscal year. The Company does not currently grant stock options, but generally all team members (including NEOs) may enroll to purchase discounted shares of the Company’s common stock under the terms of the Hewlett Packard Enterprise Company 2015 Employee Stock Purchase Plan with purchase dates generally in April and October of each year using payroll deductions accumulated during the prior six-month period. In special circumstances, including the hiring or promotion of an individual or where the HRC Committee determines it is in the best interest of the Company, the HRC Committee may approve grants of equity awards at other times. The Company does not take material nonpublic information into account when determining the timing and terms of equity awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded.

Award Timing Method	The HRC Committee generally approves the target value of annual equity awards for the Company’s executive officers, including each of the NEOs, in November at the beginning of each fiscal year. The Company does not currently grant stock options, but generally all team members (including NEOs) may enroll to purchase discounted shares of the Company’s common stock under the terms of the Hewlett Packard Enterprise Company 2015 Employee Stock Purchase Plan with purchase dates generally in April and October of each year using payroll deductions accumulated during the prior six-month period. In special circumstances, including the hiring or promotion of an individual or where the HRC Committee determines it is in the best interest of the Company, the HRC Committee may approve grants of equity awards at other times.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not take material nonpublic information into account when determining the timing and terms of equity awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation awarded.
MNPI Disclosure Timed for Compensation Value	false